Filed pursuant to Rule 497(e)
File Nos. 333-196629 and 811-22634

BLACKSTONE ALTERNATIVE ALPHA FUND

Supplement dated April 6, 2016 to the

Blackstone Alternative Alpha Fund

Prospectus and Statement of Additional Information,

each dated July 31, 2015

Change to Portfolio Managers

Since inception, the portfolio managers of the Fund have had day-to-day management responsibilities for the Fund with oversight by Blackstone Alternative Asset Management L.P.’s Investment Committee (“BAAM Investment Committee”). The committee members include the current portfolio managers together with select senior investment personnel.

Effective April 15, 2016, the BAAM Investment Committee will assume primary responsibility for the day-to-day management of the Fund’s portfolio. Accordingly, all references to the Fund’s portfolio managers will be updated to reflect the members of the BAAM Investment Committee as of such date.

The table presenting the Fund’s portfolio managers in the “Management of the Fund” section on page 57 is amended and restated as follows:

Name	Portfolio Manager of the Fund Since	Title and Recent Biography
Gideon Berger	2016	2008-Present: Senior Managing Director, The Blackstone Group L.P. (“Blackstone”) (Hedge Fund Solutions)
Greg Geiling	2016	2012-Present: Senior Managing Director, Blackstone (Hedge Fund Solutions) 2011: Managing Director, Blackstone (Hedge Fund Solutions)
Robert Jordan	2016	2013-Present: Senior Managing Director, Blackstone (Hedge Fund Solutions) 2011-2012: Managing Director, Blackstone (Hedge Fund Solutions)
John McCormick	2016	2010-Present: Senior Managing Director, Blackstone (Hedge Fund Solutions)
Ian Morris	2016	2016-Present: Senior Managing Director, Blackstone (Hedge Fund Solutions) 2011-2015: Managing Director, Blackstone (Hedge Fund Solutions)
Stephen Sullens	2016	2006-Present: Senior Managing Director, Blackstone (Hedge Fund Solutions)
Alberto Santulin	2012	2005-Present: Managing Director, Blackstone (Hedge Fund Solutions)

The sentence below the table is revised as follows:

Mr. Santulin has served as portfolio manager of the Master Fund since 2012. Messrs. Berger, Geiling, Jordan, McCormick, Morris, and Sullens have served as portfolio manager of the Master Fund since 2016.

The title of the subsection “Other Accounts Managed by the Portfolio Managers” in the “Management” section on page 46 of the Statement of Additional Information is restated as “Other Accounts Managed by the Portfolio Managers (as of December 31, 2015)” and the table in that subsection is amended and restated as follows:

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts for which Advisory Fee is Performance Based	Assets Managed for which Advisory Fee is Performance Based
Gideon Berger	Registered Investment Companies	2	$5.2 billion	0	$0
	Other Pooled Investment Vehicles	129	$62 billion	88	$35 billion
	Other Accounts	0	$0	0	$0
Greg Geiling	Registered Investment Companies	2	$5.2 billion	0	$0
	Other Pooled Investment Vehicles	118	$55 billion	77	$28 billion
	Other Accounts	0	$0	0	$0
Robert Jordan	Registered Investment Companies	2	$5.2 billion	0	$0
	Other Pooled Investment Vehicles	119	$56 billion	78	$29 billion
	Other Accounts	0	$0	0	$0
John McCormick	Registered Investment Companies	2	$5.2 billion	0	$0
	Other Pooled Investment Vehicles	128	$61 billion	87	$34 billion
	Other Accounts	0	$0	0	$0
Ian Morris	Registered Investment Companies	2	$5.2 billion	0	$0
	Other Pooled Investment Vehicles	119	$56 billion	78	$29 billion
	Other Accounts	0	$0	0	$0
Stephen Sullens	Registered Investment Companies	2	$5.2 billion	0	$0
	Other Pooled Investment Vehicles	124	$59 billion	83	$32 billion
	Other Accounts	0	$0	0	$0
Alberto Santulin	Registered Investment Companies	2	$5.2 billion	0	$0
	Other Pooled Investment Vehicles	1	$871 million	0	$0
	Other Accounts	0	$0	0	$0

The sentence below the table is revised as follows:

None of the portfolio managers beneficially owned any equity securities in the Fund as of December 31, 2015.

Shareholders should retain this Supplement for future reference.